9 CAPITAL STOCK: Fair Value Measurement of Finder's Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Fair Value Measurement of Finder's Warrants

Risk-free interest rate	1.35%
Expected life of warrants	2.0 years
Annualized volatility	125%
Dividend rate	0.00%